(LEUTHOLD SELECT INDUSTRIES FUND LOGO)

                               Semi-Annual Report
                                March 31, 2001

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(UNAUDITED)

ASSETS:
     Investments, at value
       (cost $13,153,341)                                         $13,443,117
     Interest receivable                                                2,424
     Dividends receivable                                               2,171
     Other assets                                                      13,955
                                                                  -----------
     Total Assets                                                  13,461,667
                                                                  -----------

LIABILITIES:
     Payable to Adviser                                                10,361
     Accrued expenses and other liabilities                            27,300
                                                                  -----------
     Total Liabilities                                                 37,661
                                                                  -----------
NET ASSETS                                                        $13,424,006
                                                                  -----------
                                                                  -----------

NET ASSETS CONSIST OF:
     Capital stock                                                $13,231,515
     Accumulated undistributed net
       realized loss on investments                                   (97,285)
     Net unrealized appreciation
       on investments                                                 289,776
                                                                  -----------
     Total Net Assets                                             $13,424,006
                                                                  -----------
                                                                  -----------
     Shares outstanding (250,000,000
       shares of $.0001 par value authorized)                       1,106,510
     Net Asset Value, Redemption Price
      and Offering Price Per Share                                     $12.13
                                                                       ------
                                                                       ------

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 1, 2000 THROUGH
  MARCH 31, 2001 (UNAUDITED)

INVESTMENT INCOME:
     Dividend income                                                 $ 33,663
     Interest income                                                   14,910
                                                                     --------
     Total investment income                                           48,573
                                                                     --------

EXPENSES:
     Investment advisory fee                                           36,868
     Custody fees                                                      18,365
     Fund accounting fees and expenses                                 17,367
     Federal and state registration                                    14,960
     Administration fee                                                13,509
     Transfer agent fees and expenses                                   5,619
     Shareholder servicing fee                                          3,687
     Reports to shareholders                                            1,807
     Professional fees                                                  1,146
     Directors' fees and expenses                                         135
     Other                                                                370
                                                                     --------
     Total expenses before reimbursement                              113,833
     Less: Reimbursement from Adviser                                 (41,965)
                                                                     --------
     Net expenses                                                      71,868
                                                                     --------
NET INVESTMENT LOSS                                                   (23,295)
                                                                     --------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                 (89,480)
     Change in unrealized
       appreciation on investments                                     44,639
                                                                     --------
     Net realized and unrealized
       loss on investments                                            (44,841)
                                                                     --------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                          $(68,136)
                                                                     --------
                                                                     --------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                              OCTOBER 1, 2000       JUNE 19, 2000(1)<F1>
                                                                  THROUGH                      TO
                                                              MARCH 31, 2001         SEPTEMBER 30, 2000
                                                              --------------         ------------------
                                                                (UNAUDITED)
OPERATIONS:
     Net investment loss                                        $   (23,295)              $   (1,579)
     Net realized loss on investments                               (89,480)                  (6,226)
     Change in unrealized appreciation on investments                44,639                  245,137
                                                                -----------               ----------
     Net increase (decrease) in net assets from operations          (68,136)                 237,332

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                   13,561,670                2,076,801
     Cost of shares redeemed                                     (2,383,661)                (100,000)
                                                                -----------               ----------
     Net increase in net assets from capital
       share transactions                                        11,178,009                1,976,801
                                                                -----------               ----------
TOTAL INCREASE IN NET ASSETS:                                    11,109,873                2,214,133

NET ASSETS
     Beginning of period                                          2,314,133                  100,000
                                                                -----------               ----------
     End of period (including undistributed net
       investment income of $0 and $0, respectively)            $13,424,006               $2,314,133
                                                                -----------               ----------
                                                                -----------               ----------

(1)<F1>  Commencement of operations.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                              OCTOBER 1, 2000       JUNE 19, 2000(1)<F2>
                                                                     TO                       TO
                                                              MARCH 31, 2001         SEPTEMBER 30, 2000
                                                              --------------         ------------------
                                                                (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                               $11.96                   $10.00
                                                                   ------                   ------

Income from investment operations:
     Net investment loss(2)<F3>                                     (0.01)                   (0.01)
     Net realized and unrealized gains on investment                 0.18                     1.97
                                                                   ------                   ------
     Total from investment operations                                0.17                     1.96
                                                                   ------                   ------
Net asset value, end of period                                     $12.13                   $11.96
                                                                   ------                   ------
                                                                   ------                   ------

Total return(3)<F4>                                                 1.42%                   19.60%

Supplemental data and ratios:
     Net assets, end of period                                $13,424,006               $2,314,133
Ratio of expenses to average net assets:
     Before expense reimbursement(4)<F5>                            3.09%                   15.98%
     After expense reimbursement(4)<F5>                             1.95%                    1.95%
Ratio of net investment income to average net assets:
     Before expense reimbursement(4)<F5>                          (1.77)%                 (14.57)%
     After expense reimbursement(4)<F5>                           (0.63)%                  (0.54)%
Portfolio turnover rate(3)<F4>                                     52.67%                   27.11%

 (1)<F2>   Commencement of operations.
 (2)<F3> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (3)<F4>   Not annualized.
 (4)<F5>   Annualized.

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31, 2001
(UNAUDITED)

  NUMBER                                                            MARKET
OF SHARES                                                            VALUE
---------                                                           ------
            COMMON STOCKS    95.80%+<F8>

            AEROSPACE    7.61%+<F8>
    6,680   The Boeing Company                                    $   372,143
    2,490   General Dynamics
              Corporation                                             156,223
    5,850   Lockheed Martin Corporation                               208,553
    3,265   Northrop Grumman
              Corporation                                             284,055
                                                                  -----------
                                                                    1,020,974
                                                                  -----------

            DEPARTMENT
              STORES    9.48%+<F8>
   16,600   Dillard's, Inc.                                           364,204
    5,500   Federated Department
              Stores, Inc.*<F6>                                       228,525
    6,700   The May Department
              Stores Company                                          237,716
   12,600   Nordstrom, Inc.                                           205,128
   18,200   Saks Incorporated*<F6>                                    236,600
                                                                  -----------
                                                                    1,272,173
                                                                  -----------

            EDUCATION    8.04%+<F8>
    4,505   Apollo Group, Inc.*<F6>                                   147,820
    6,700   Career Education Corporation*<F6>                         336,675
    4,760   Corinthian Colleges, Inc.*<F6>                            191,590
    8,100   Education Management
              Corporation*<F6>                                        264,262
    6,720   Sylvan Learning
              Systems, Inc.*<F6>                                      138,600
                                                                  -----------
                                                                    1,078,947
                                                                  -----------

            ENVIRONMENTAL
              SERVICES    6.22%+<F8>
    9,900   Allied Waste Industries, Inc.*<F6>                        155,232
   13,500   Republic Services, Inc.*<F6>                              253,125
    2,300   Tetra Tech, Inc.*<F6>                                      46,575
    2,800   Waste Connections, Inc.*<F6>                               80,675
   12,100   Waste Management, Inc.                                    298,870
                                                                  -----------
                                                                      834,477
                                                                  -----------

            HEALTH CARE
              FACILITIES    5.37%+<F8>
    8,410   Health Management
              Associates, Inc.*<F6>                                   130,775
   14,515   Sunrise Assisted Living, Inc.*<F6>                        285,764
    3,120   Tenet Healthcare
              Corporation*<F6>                                        137,280
    1,900   Universal Health
              Services, Inc.                                          167,770
                                                                  -----------
                                                                      721,589
                                                                  -----------

            LIFE & HEALTH
              INSURANCE    13.59%+<F8>
    5,800   AFLAC INCORPORATED                                        159,732
    3,760   American General Corporation                              143,820
    2,530   Jefferson-Pilot Corporation                               171,762
    7,600   John Hancock Financial
              Services, Inc.                                          292,220
    4,750   Lincoln National Corporation                              201,733
    9,200   MetLife, Inc.                                             276,460
    8,800   Protective Life Corporation                               269,896
    4,200   Torchmark Corporation                                     163,086
    5,000   UnumProvident Corporation                                 146,100
                                                                  -----------
                                                                    1,824,809
                                                                  -----------

            OIL & GAS
              EXPLORATION    16.22%+<F8>
    4,295   Apache Corporation                                        247,435
    6,000   Barrett Resources Corporation*<F6>                        360,300
    4,500   Cabot Oil & Gas Corporation                               121,500
    9,345   Cross Timbers Oil Company                                 231,289
    4,170   Devon Energy Corporation                                  242,694
    4,365   Equitable Resources, Inc.                                 301,185
    4,280   Noble Affiliates, Inc.                                    178,604
   14,800   Ocean Energy Inc.                                         244,940
    5,350   St. Mary Land &
              Exploration Company                                     124,388
    2,545   Stone Energy Corporation*<F6>                             125,392
                                                                  -----------
                                                                    2,177,727
                                                                  -----------

            OIL & GAS REFINING
              & MARKETING    4.80%+<F8>
    4,075   Sunoco, Inc.                                              132,152
    8,675   Tesoro Petroleum
              Corporation*<F6>                                        108,004
    4,280   Ultramar Diamond
              Shamrock Corporation                                    154,850
    7,030   Valero Energy Corporation                                 249,565
                                                                  -----------
                                                                      644,571
                                                                  -----------

            PHARMACEUTICALS    1.07%+<F8>
    2,745   Elan Corporation plc - ADR*<F6>                           143,426
                                                                  -----------

            SMALL CAP VALUE    10.19%+<F8>
    7,500   Avant! Corporation*<F6>                                   129,375
    2,000   DuPont Photomasks, Inc.*<F6>                               87,758
    7,400   Flowserve Corporation*<F6>                                166,056
    3,000   Forest Oil Corporation*<F6>                                89,700
    9,100   Milacron Inc.                                             164,801
    5,100   NCO Group, Inc.*<F6>                                      130,369
    4,400   Park Electrochemical Corp.                                 99,440
    5,100   Reebok International Ltd.*<F6>                            126,786
    5,800   Russell Corporation                                       108,460
    6,600   Stewart & Stevenson
              Services, Inc.                                          143,550
    4,400   York International
              Corporation                                             121,792
                                                                  -----------
                                                                    1,368,087
                                                                  -----------

            UNDERVALUED AND
              UNLOVED+<F9>    13.21%+<F8>
    7,125   ACE Limited                                               261,915
    5,300   AmerUs Group Co.                                          160,855
    2,600   General Motors Corporation                                134,810
    9,370   Hibernia Corporation                                      130,899
    4,400   Lennar Corporation                                        175,384
    7,125   NL Industries, Inc.                                       119,700
   10,315   Old Republic
              International Corporation                               292,946
    5,315   Pinnacle West Capital
              Corporation                                             243,799
    1,700   Textron, Inc.                                              96,628
    4,480   V.F. Corporation                                          156,800
                                                                  -----------
                                                                    1,773,736
                                                                  -----------
            Total Common Stocks
              (Cost $12,570,740)                                   12,860,516
                                                                  -----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM
              INVESTMENTS    4.34%+<F8>

            VARIABLE DEMAND NOTES    4.34%+<F8>
 $302,278   Firstar Bank, 4.805%, #<F7>                               302,278
  279,282   Sara Lee Corporation,
              4.655%, #<F7>                                           279,282
    1,041   Wisconsin Corporate Central
              Credit Union, 4.725%, #<F7>                               1,041
                                                                  -----------
            Total Short-Term
              Investments
              (Cost $582,601)                                         582,601
                                                                  -----------
            TOTAL INVESTMENTS    100.14%+<F8>
              (COST $13,153,341)                                  $13,443,117
                                                                  -----------
                                                                  -----------

 *<F6>  Non-income producing security.
 #<F7>  Variable rate security.  The rates listed are as of 3/31/01.
 +<F8>  Calculated as a percentage of net assets.
 +<F9> To qualify as an Undervalued and Unloved security, six of the following seven criteria must be met: 1) Price to book ratio less than 2.0x; 2) S&P rating minimum of B-; 3) Cash to market capitalization ratio of at least 10%; 4) Indicated dividend yield of at least 3.0%; 5) Total long-term debt to market capitalization ratio of less than 50%; 6) Price to normalized earnings ratio less than 12.0x and 7) Price to cash flow ratio less than 80% of S&P 500 cash flow ratio.
   ADR  American Depository Receipts.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. Leuthold Select Industries Fund (the "Fund") is one of three series of the Company. The investment objective of the Fund is capital appreciation. The Fund commenced operations on June 19, 2000.

     During the period prior to commencement of Fund operations, the Investment Adviser reimbursed the Fund for organizational expenses of $18,519.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services.
          Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

     b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.
          Discounts and premiums on bonds are amortized over the life of the respective bond.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                           OCTOBER 1, 2000      JUNE 19, 2000
                                  TO                  TO
                           MARCH 31, 2001      SEPT.  30, 2000
                           --------------      ---------------
     Shares sold              1,108,237            193,501
     Shares redeemed           (195,248)            (9,980)
                              ---------            -------
     Net increase               912,989            183,521
                              ---------            -------
                              ---------            -------

3.   INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than short-term investments, for the period ended March 31, 2001 were as follows:

              PURCHASES                                 SALES
     ---------------------------             ---------------------------
        U.S.                                    U.S.
     GOVERNMENT            OTHER             GOVERNMENT            OTHER
     ----------            -----             ----------            -----
         $0             $14,467,640              $0              $3,830,187

     At March 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                         $959,544
     Depreciation                         (669,768)
                                          --------
     Net appreciation on
       investments                        $289,776
                                          --------
                                          --------

     At March 31, 2001, the cost of investments for federal income tax purposes was $13,153,341.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Fund has entered into an Investment Advisory Agreement with Leuthold Weeden Capital Management, LLC. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 1.95% of the net assets of the Fund, computed on a daily basis.

     Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

     For the year ended March 31, 2001, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser $26,599 of brokerage commissions.

                     (LEUTHOLD SELECT INDUSTRIES FUND LOGO)

INVESTMENT ADVISER:
  Leuthold Weeden Capital
      Management, LLC, Minnesota

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
  Firstar Mutual Fund Services, LLC,
    Wisconsin

CUSTODIAN:
  Firstar Bank, N.A., Ohio

COUNSEL:
  Foley & Lardner, Wisconsin

INDEPENDENT PUBLIC ACCOUNTANTS:
  Arthur Andersen LLP, Wisconsin

This report is authorized for distribution only when preceded or accompanied by a current prospectus.